UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22448

American Funds Tax-Exempt Fund of New York
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: April 30, 2012

Courtney R. Taylor
American Funds Tax-Exempt Fund of New York
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Tax-Exempt Fund of New York®
Investment portfolio

April 30, 2012
unaudited

Bonds & notes — 91.73%	Principal amount (000)	Value (000)

NEW YORK — 85.31%
STATE ISSUERS — 46.49%
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds,
Series 2011-A, 5.00% 2032	$1,500	$1,643
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	1,000	1,137
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2010-A, 5.00% 2035	1,000	1,093
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2011-A, 5.00% 2041	1,000	1,094
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2012-A, 5.00% 2020	1,000	1,229
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2012-A, 5.00% 2030	1,000	1,153
Dormitory Auth., Lease Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	1,000	1,055
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Ref. Bonds, Series 2011-A, 5.00% 2024	1,000	1,171
Dormitory Auth., State of New York Consolidated Service Contract, Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	610
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,170
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021	500	596
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040	500	558
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040	1,000	1,135
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015	720	785
Dormitory Auth., Skidmore College, Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,618
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2018	1,000	1,214
Energy Research and Dev. Auth., Facs. Rev. Ref. Bonds (Consolidated Edison Co. of New York, Inc. Project),
Series 2010-A, AMT, 1.45% 2036 (put 2012)	1,000	1,005
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-C, 3.00% 2029 (put 2013)	1,000	1,016
Environmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds Rev. Bonds
(New York City Municipal Water Fin. Auth. Projects — Second Resolution Bonds), Series 2011-B, 5.00% 2036	500	559
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2007 Series A, 5.00% 2047	1,000	1,036
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	1,000	1,088
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	1,000	1,131
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,660
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project),
Series 2010, 6.375% 2049	1,000	1,116
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,096
New York Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	1,000	1,070
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,228
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.25% 20201	2,000	2,000
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	1,000	1,092
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2027	1,000	1,141
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2010-D, 5.00% 2017	1,000	1,190
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	480	518
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	950	1,025
Port Auth., Consolidated Bonds, Series 147, AMT, FGIC-National insured, 5.00% 2021	1,000	1,141
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,144
Port Auth., Consolidated Rev. Ref. Bonds, Series 136, AMT, National insured, 5.00% 2021	500	538
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,129
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	1,000	1,087
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,059
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,696
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2020	1,000	1,214
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2010-A, 5.00% 2015	750	844
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2008-B, 5.00% 2015	500	563
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,000	1,248
Tobacco Settlement Fin. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	1,000	1,198
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2008-A, 5.00% 2020	1,000	1,185
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2010-A-1, 5.00% 2019	1,000	1,243
Troy Industrial Dev. Auth., Civic Fac. Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2011-E, 5.00% 2031	1,000	1,092
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,199
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038	1,000	1,115
		54,927

CITY & COUNTY ISSUERS — 38.82%
City of Albany Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2011, 6.25% 2038	1,000	1,159
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.25% 2027	500	539
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project),
Series 2011-A, 5.375% 2041	1,400	1,524
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project),
Series 2009, 5.875% 2042	1,000	1,072
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	556
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,089
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-A, 5.25% 2025	1,000	1,185
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2012-A, 5.00% 2021	1,000	1,210
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Bonds, Series 2004-A, AMT, 5.20% 2028	500	504
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Ref. Bonds, Series 2005-A, AMT, 5.20% 2023	750	765
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,443
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	1,600	1,702
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	1,000	1,080
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2003-B, 5.25% 2014	1,000	1,115
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.50% 2024	1,055	1,240
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.75% 2039	500	571
Monroe County, Industrial Dev. Corp. Rev. Ref. Bonds (University of Rochester Project), Series 2011-A, 5.00% 2041	1,000	1,090
City of New York, G.O. Bonds, Fiscal 2008 Series L-1, 5.00% 2023	1,000	1,174
City of New York, G.O. Bonds, Fiscal 2010 Series E, 5.00% 2025	1,000	1,154
City of New York, G.O. Bonds, Fiscal 2011 Series A-1, 5.00% 2019	1,000	1,220
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2019	925	1,129
New York City Housing Dev. Corp., Residential Rev. Bonds (College of Staten Island Residences),
Series 2012-A, Assured Guaranty Municipal insured, 4.10% 2042	1,000	1,006
New York City Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Staten Island University Hospital Project),
Series 2001-A, 6.375% 2031 (preref. 2012)	1,385	1,399
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 20252	1,000	1,016
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.00% 2013	1,000	1,019
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds,
Fiscal 2011 Series EE, 5.375% 2043	1,000	1,140
New York City Transitional Fin. Auth., Building Aid Rev. Bonds,
Fiscal 2007 Series S-2, Assured Guaranty Municipal insured, 5.00% 2017	570	670
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	1,000	1,127
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,202
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series E-1, 5.00% 2037	1,000	1,122
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,196
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	500	594
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	540	638
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	500	565
Niagara Area Dev. Corp., Tax-Exempt Rev. Ref. Bonds (Niagara University Project), Series 2012-A, 5.00% 2035	670	711
Niagara County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds
(American Ref-Fuel Co. of Niagara, L.P. Fac.), Series 2001-D, 5.55% 2024 (put 2015)	1,000	1,014
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project),
Series 2011, 5.00% 2028	1,000	1,090
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,094
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (KeySpan-Port Jefferson Energy Center, LLC Project),
Series 2003-A, AMT, 5.25% 2027	1,000	1,023
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds,
Series 2012-B, 5.00% 2032	750	766
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds,
Series 2012-B, 5.25% 2037	600	610
TSASC, Inc. Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	2,100	1,550
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	1,000	1,139
Westchester County Health Care Corp., Rev. Bonds, Series 2011-A, 5.125% 2041	500	524
City of Yonkers, G.O. Bonds, Series 2011-A, 5.00% 2019	1,000	1,127
		45,863

GUAM — 1.59%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,200	1,321
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	560
		1,881

PUERTO RICO — 4.35%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	1,000	1,000
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. Ref. Bonds
(Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	1,500	1,661
Public Fin. Corp., Commonwealth Appropriation Ref. Bonds, Series 2011-B, 5.50% 2031	1,000	1,065
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2043	2,000	344
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	1,000	1,068
		5,138

VIRGIN ISLANDS — 0.48%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.625% 2029	500	574

Total bonds & notes (cost: $101,682,000)		108,383

Short-term securities — 9.19%

Trust for Cultural Resources of the City of New York, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.),
Series 2008-A-2, 0.30% 20351	1,675	1,675
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, 0.24% 20371	2,275	2,275
City of Long Island, Power Auth., Electric System General Rev. Bonds,
Series 2003-H, Assured Guaranty Municipal insured, 0.45% 20291	600	600
City of New York, G.O. Bonds, Fiscal 1994 Series E, Subseries E-4, 0.26% 20221	2,400	2,400
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2003-B-3, 0.23% 20331	2,700	2,700
Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, 0.23% 20311	1,200	1,200

Total short-term securities (cost: $10,850,000)		10,850

Total investment securities (cost: $112,532,000)		$119,233
Other assets less liabilities		(1,082)

Net assets		$118,151

1 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2 Scheduled interest and/or principal payment was not received.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations.  The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$6,758
Gross unrealized depreciation on investment securities	(50)
Net unrealized appreciation on investment securities	6,708
Cost of investment securities for federal income tax purposes	112,525

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.
MFGEFP-941-0612O-S29372

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: June 28, 2012

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: June 28, 2012